Intangible Assets and Goodwill - Schedule of Estimated Amortization Expense for All Definite Lived Intangibles (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite Lived Intangible Assets [Line Items]
Total	$ 152	$ 158	$ 462
Intangible assets—lease rights, net	152	158	$ 462
Bed Licenses Included In Property And Equipment
Finite Lived Intangible Assets [Line Items]
2021	414	414
2022	414	414
2023	414	414
2024	414	414
2025		414
Thereafter		8,452
Total	10,418	10,522
2021	310
Thereafter	8,452
Intangible assets—lease rights, net	10,418	10,522
Lease Agreements
Finite Lived Intangible Assets [Line Items]
2021	24	24
2022	23	24
2023	18	23
2024	18	18
2025		18
Thereafter		51
Total	152	158
2021	18
Thereafter	51
Intangible assets—lease rights, net	$ 152	$ 158